Exchange Rate Differences on Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of transactions in foreign currency [abstract]
Exchange rate differences on gold and foreign currency
The account breaks down as follows as of the indicated dates:

Arising from:	12.31.25	12.31.24	12.31.23
For Trading of foreign currency	313,870,472	102,471,774	74,218,636
For Valuation of Assets and Liabilities in Foreign Currency	(63,273,521)	101,221,383	1,680,591,070
Total	250,596,951	203,693,157	1,754,809,706